Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2024
Expenses By Nature
Schedule of expenses

	12.31.24	12.31.23	12.31.22
Costs of sales
Raw materials and supplies	(32,717,134)	(33,474,310)	(34,930,469)
Salaries and employees benefits	(6,248,972)	(5,161,849)	(4,690,868)
Depreciation	(2,705,436)	(2,448,711)	(2,319,631)
Amortization	(213,578)	(210,288)	(185,852)
Other	(3,658,102)	(3,486,581)	(3,545,556)
	(45,543,222)	(44,781,739)	(45,672,376)

Operating income (expenses):
Sales
Indirect and direct logistics expenses	(3,775,463)	(3,691,443)	(3,415,266)
Marketing	(963,537)	(802,754)	(801,194)
Salaries and employees benefits	(2,000,136)	(1,697,652)	(1,548,788)
Depreciation	(443,188)	(382,267)	(341,009)
Amortization	(92,898)	(82,911)	(68,317)
Other	(807,440)	(797,136)	(892,574)
	(8,082,662)	(7,454,163)	(7,067,148)

Administrative expenses
Salaries and employees benefits	(531,780)	(366,142)	(319,187)
Fees	(129,348)	(65,417)	(46,602)
Depreciation	(47,308)	(41,710)	(33,896)
Amortization	(22,305)	(58,894)	(43,000)
Other	(222,318)	(225,673)	(202,142)
	(953,059)	(757,836)	(644,827)

Impairment loss on trade receivables	(28,817)	(32,809)	(12,772)

Other operating income (expenses), net
Recovery of expenses	62,495	52,600	128,895
Civil and tax contingencies (assets or liabilities)	(124,680)	146,423	(102,539)
Results with sale and disposal of fixed assets and investments	163,983	63,229	(3,985)
Expenses with investigations	-	(1,112)	(588,774)
Other	(19,015)	(10,628)	21,133
	82,783	250,512	(545,270)